(LOSS) PROFIT FOR THE YEAR	12 Months Ended
Dec. 31, 2024
(LOSS) PROFIT FOR THE YEAR
(LOSS) PROFIT FOR THE YEAR

12.(LOSS) PROFIT FOR THE YEAR

The Group’s (loss) profit for the years ended December 31, 2022, 2023 and 2024 have been arrived at after charging (crediting):

	2022	2023	2024
	USD’000	USD’000	USD’000
Depreciation of property, plant and equipment	37,346	42,742	43,939
Depreciation of right-of-use assets	35,560	35,709	36,910
Amortization of intangible assets	46	106	123
Total depreciation and amortization	72,952	78,557	80,972

Property and equipment rentals:
– Office premises and equipment (short-term leases)	288	448	2,307
– Restaurants
– Covid-19-related rent concessions (Note 15)	(1,006)	—	—
– Variable lease payments (Note 15)	1,653	3,420	4,005
Subtotal	935	3,868	6,312
Other rental related expenses	12,071	13,293	13,824
Total rentals and related expenses	13,006	17,161	20,136

Directors’ emoluments	1,045	2,155	1,572
Staff costs:
Salaries and other allowances	173,557	205,633	236,923
Employee welfare	3,442	7,240	8,459
Retirement benefit contributions	10,883	11,005	12,339
Total staff costs	188,927	226,033	259,293

Note:	The variable lease payments refers to the property rentals based on pre-determined percentages of revenue less minimum rentals of the respective leases.